CONVERTIBLE LOANS: (Details) - Convertible Debt [Member] $ in Thousands	6 Months Ended
Jun. 30, 2015 USD ($) shares
Debt Instrument [Line Items]
Interest rate	12.00%
Percentage of difference	3.70%
Debt conversion, shares issued	1,010,350
Debt conversion, warrants issued	505,175
Beneficial conversion feature | $	$ 686